Inventories, Net	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories, net

5.	Inventories, net
Inventories consist of the following:

	As of December 31,
	2021	2022

	(in thousands)
Finished goods	42,638	34,577
Work in process	5,833	10,399
Raw materials	18,347	34,184

Inventories	66,818	79,160
Less: inventory provision	—	(1,378)

Total	66,818	77,782

During the year ended December 31, 2020, 2021 and 2022, the Group recorded a reserve of nil, nil and RMB 1,378,000 for the slowing moving and obsolete inventories in cost of revenues, respectively.